WT Mutual Fund
1100 North Market Street
Wilmington, DE 19890
(302) 651-8540
September 19, 2008
Via EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	WT Mutual Fund (the “Trust”)
1933 Act File No. 333-152704
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) the undersigned certifies on behalf of WT Mutual Fund (the “Trust”) that the form of the combined proxy statement/prospectus dated September 15, 2008 that would have been filed under Rule 497 (b) of the 1933 Act did not differ from the combined proxy statement/prospectus contained in the Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on September 10, 2008 (Accession No. 0000893220-08-002539).
     Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.

Very truly yours,
/s/ Edward W. Diffin, Jr.
Edward W. Diffin, Jr.
Secretary

cc:	Mr. John Kelley Joseph V. Del Raso, Esq.